Earnings/ (Losses) per share	6 Months Ended
Jun. 30, 2018
Earnings/ (Losses) per Share [Abstract]
Earnings/ (Losses) per share:

19.Earnings/ (Losses) per share:

	Six-month period ended June 30,
	2017			2018
	Loss (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share	Income (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share
Net income/ (loss) attributable to DryShips Inc.	$(26,351)	-	$-	$4,349	-	$-
Basic and diluted EPS/LPS
Income/ (Loss) available to common stockholders	$(26,351)	243,433	$(108.25)	$4,349	102,123,365	$0.04

For the six-month period ended June 30, 2017, the effect of including any potential common shares in the denominator of diluted per-share computations would have been anti-dilutive and therefore, basic and diluted earnings/(losses) per share are the same. For the six-month period ended June 30, 2018, there are no available securities to be issued, thus, basic and diluted earnings/(losses) per share are the same.